Equity (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended						9 Months Ended		12 Months Ended
	Jul. 08, 2016	Jan. 31, 2017	Nov. 30, 2016	Jul. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Sep. 30, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Price per unit								$ 6.60
Common stock, issued					907,187			3,022,073		2,280,407	907,187
Preferred stock, issued
Proceeds from issuance of warrants		$ 810						$ 679	$ 5,246	$ 5,246
Proceeds from issuance of common stock								3,128	2,540	2,540	4,337
Debt issuance costs					$ 592						592
Additional paid in capital allocated for warrants										2,400
Beneficial conversion feature										1,138
Proceeds from issuance of preferred stock									3,622	3,622
Warrants issuance cost								100
Effective conversion rate	$ 10.56
Fair value of excess carrying value per shares	$ 4.08
Fair value of excess carrying value	$ 2,500
Number of common stock received											131
Placement agent fees and offering expenses								600
Proceeds from warrant exercises									448	447	5,863
Fair value adjustment of warrants
Change in fair value of derivative liabilities								$ 2,938	$ (228)	2,476	1,925
Settlement Agreement and Release [Member]
Number of common stock received			$ 794
Common stock shares, issued			80,198
Class A Units [Member]
Proceeds from issuance of common stock										4,900
Debt issuance costs										300
Placement agent fees and offering expenses										600
Class B Units [Member]
Proceeds from issuance of common stock										$ 7,000
Net issuance costs										$ 400
Proceeds from issuance of preferred stock										$ 3,600
Warrants for derivative liability										5,800
Warrants issuance cost										500
Convertible Preferred Stock [Member]
Beneficial conversion feature										6,300
Proceeds from issuance of preferred stock										$ 3,400
Non-cash offering costs description										The Company recorded a non-cash, deemed dividend of $6.3 million ($2.5 and $3.8 million—calculated as $0.4 million in offering costs plus $3.4 million measured as the difference between the stated value and the allocated proceeds) related to a beneficial conversion feature and accretion of a discount on convertible preferred stock.
Calculated as offering costs										$ 400
Measured difference between allocated proceeds										$ 3,400
Common Stock [Member]
Effective conversion rate										$ 6.48
Secondary Offering [Member]
Class of unit description				Each Class A Unit consisted of 1/12th share of common stock and one warrant to purchase 1/12th share of common stock. Each Class B Unit consisted of one share of preferred stock convertible into 83 shares of common stock and warrants to purchase 83 shares of common stock.
Proceeds from issuance of warrants				$ 11,400
Secondary Offering [Member] | Class A Units [Member]
Number of units sold				5,258,000
Price per unit				$ 1.00
Convertible preferred stock shares conversion				83
Warrants purchase of common stock shares				83
Secondary Offering [Member] | Class A Units [Member] | Underwriters [Member]
Number of units sold				1,650,000
Secondary Offering [Member] | Class B Units [Member] | Underwriters [Member]
Number of units sold				7,392
Price per unit				$ 1,000
September 2015 Offering [Member]
Proceeds from issuance of common stock							$ 5,000
Effective conversion rate							$ 68.64
Placement agent fees and offering expenses							$ 663			$ 821
Fair value adjustment of warrants							$ 9,500				9,500
Common stock shares, issued							72,908
September 2015 Offering [Member] | Placement Agent [Member]
Effective conversion rate										$ 84.60
Outstanding warrants exercisable										3,645
Fair value adjustment of warrants										$ 157
Other Issuances [Member]
Stock issued for service										1,500
Restricted common stock issued										4,741
Shares issued during period										$ 120
Shares withheld										1,149
Common Stock [Member]
Beneficial conversion feature
Number of common stock received											1
Placement agent fees and offering expenses										$ 300	$ 300
Common stock shares, issued											72,908
Number of shares issued upon cashless exercise warrants					54						54
Common Stock [Member] | Secondary Offering [Member]
Common stock, issued				438,167
Effective conversion rate								$ 0.04
Preferred Stock [Member]
Convertible preferred stock shares conversion										616,000
Preferred stock, issued										7,392
Beneficial conversion feature
Number of common stock received
Placement agent fees and offering expenses										$ 371	$ 371
Common stock shares, issued
Preferred Stock [Member] | Secondary Offering [Member]
Convertible preferred stock shares conversion				616,000
Preferred stock, issued				7,392
Warrants [Member] | Secondary Offering [Member]
Price per unit				$ 12.00				$ 0.04
Warrants purchase of common stock shares				1,054,167				333,750
Convertible Preferred Stock [Member] | Secondary Offering [Member]
Convertible preferred stock shares conversion										616,000
Preferred stock, issued										7,392
Fair value of excess carrying value										$ 447,000
Number of common stock received										$ 37,208
Common stock shares, issued										446,500
Series A Warrants [Member]
Common stock shares, issued										44,699
Number of shares issued upon cashless exercise warrants										94,780
Series A Warrants [Member] | September 2015 Offering [Member]
Price per unit					$ 18.00						$ 18.00
Proceeds from issuance of warrants											$ 4,900
Placement agent fees and offering expenses											$ 585
Warrants converted into shares of common stock											109,648
Warrants exercised											327,057
Change in number of warrants											80,247
Class of warrant outstanding					103,114						103,114
Warrants expiration date											Dec. 11, 2020
Fair value adjustment of warrants											$ 14,400
Gross proceeds from offering											5,000
Proceeds from issuance of common stock, net of issuance costs											131
Change in fair value of derivative liabilities											$ 9,500
Series A Warrants [Member] | September 2015 Offering [Member] | Minimum [Member]
Price per unit						$ 18.00
Change in number of warrants						277,016
Series A Warrants [Member] | September 2015 Offering [Member] | Maximum [Member]
Price per unit						$ 84.60
Change in number of warrants						349,924
Series A Warrants [Member] | September 2015 Offering [Member] | Investors [Member]
Outstanding warrants exercisable							72,908
Series B Warrants [Member] | September 2015 Offering [Member]
Proceeds from warrant exercises						$ 5,000
Warrants converted into shares of common stock						277,016
Warrants exercised						72,908
Series C Warrants [Member] | September 2015 Offering [Member]
Price per unit					$ 18.00						$ 18.00
Proceeds from warrant exercises					$ 1,400
Warrants converted into shares of common stock					80,247
Warrants exercised					80,247
Change in number of warrants					91,134
Class of warrant outstanding					10,887						10,887
Warrants expiration date					Dec. 30, 2015
Other Warrants [Member]
Warrants converted into shares of common stock										17
Riverside [Member]
Number of shares issued upon cashless exercise warrants										156,893